Long-Term Debt (Schedule Of Europe And Mediterranean Credit Facilities) (Detail) (USD $) In Millions, unless otherwise specified				3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 28, 2014 Other Credit Facilities [Member] Europe And Mediterranean [Member]	Dec. 31, 2013 Other Credit Facilities [Member] Europe And Mediterranean [Member]	Dec. 31, 2013 Credit Facilities [Member] Europe And Mediterranean [Member]	Dec. 31, 2012 Credit Facilities [Member] Europe And Mediterranean [Member]
Debt Instrument [Line Items]
Outstanding borrowings	$ 1,468.0	$ 1,386.9	$ 1,450.1	$ 8.9	$ 17.0	$ 17.0	$ 14.7
Undrawn availability				$ 47.8	$ 48.8	$ 48.8	$ 82.5
Interest rate - weighted average				6.40%	6.70%	6.70%	6.40%
Maturity date				Various	Various	Various	Various